UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

INVESTED PORTFOLIOS

(Exact Name as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Office) (Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 to June 30, 2021

INVESTED 90 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 90 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 80 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 80 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 70 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 70 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 60 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 60 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 50 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 50 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 40 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 40 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 30 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 30 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 20 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 20 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 10 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 10 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED 0 PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd 0 Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS
(Registrant)

By:	/s/ Shawn K. Lytle
Shawn K. Lytle, President and Chief Executive Officer

Date: August 31, 2021